Financial Assets and Financial Liabilities (Details) - AUD ($)	Dec. 31, 2020	Jun. 30, 2020
Disclosure of redesignated financial assets and liabilities [abstract]
R&D tax incentive receivable, current	$ 1,855,562
Accrued interest income, current	5,240	12,584
Goods and services tax receivable, current	88,876	48,737
Total trade and other receivables, current	1,977,441	61,321
R&D tax incentive receivable, non-current
Accrued interest income, non-current
Goods and services tax receivable, non-current
Total trade and other receivables, non-current
R&D tax incentive receivable	1,855,562
Accrued interest income	5,240	12,584
Goods and services tax receivable	88,876	48,737
Total trade and other receivables	$ 1,977,441	$ 61,321